STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED MAY 18, 2018 TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED APRIL 30, 2018 WITH RESPECT TO THE SERIES OF THE TRUST LISTED ON APPENDIX A

Effective immediately, the SAI is supplemented as follows:

The following paragraph is added to page 24 of the SAI under the heading “ADDITIONAL INVESTMENTS AND RISKS”:

Special Risk Considerations of Investing in China.

Certain Funds may invest in securities of Chinese issuers. Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers, (vii) potentially higher rates of inflation, (viii) the unavailability of consistently-reliable economic data, (ix) the relatively small size and absence of operating history of many Chinese companies, (x) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, (xi) greater political, economic, social, legal and tax-related uncertainty, (xii) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xiii) higher dependence on exports and international trade, (xiv) the risk of increased trade tariffs, embargoes and other trade limitations, (xv) restrictions on foreign ownership, and (xvi) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSIITCHINASUPP1

APPENDIX A

STATE STREET EQUITY 500 INDEX FUND
Administrative Shares (STFAX)
Class R Shares (SSFRX)
Service Shares (STBIX)
Class A (SSSVX)
Class I (SSSWX)
Class K (SSSYX)

STATE STREET AGGREGATE BOND INDEX FUND
Class A (SSFCX)
Class I (SSFDX)
Class K (SSFEX)

STATE STREET GLOBAL EQUITY EX-U.S. INDEX FUND
Class A (SSGHX)
Class I (SSGJX)
Class K (SSGLX)

STATE STREET TARGET RETIREMENT 2015 FUND
Class A (SSBBX)
Class I (SSBFX)
Class K (SSBHX)

STATE STREET TARGET RETIREMENT 2020 FUND
Class A (SSBJX)
Class I (SSBNX)
Class K (SSBOX)

STATE STREET TARGET RETIREMENT 2025 FUND
Class A (SSBPX)
Class I (SSBRX)
Class K (SSBSX)

STATE STREET TARGET RETIREMENT 2030 FUND
Class A (SSBUX)
Class I (SSBWX)
Class K (SSBYX)

STATE STREET TARGET RETIREMENT 2035 FUND
Class A (SSBZX)
Class I (SSCJX)
Class K (SSCKX)

STATE STREET TARGET RETIREMENT 2040 FUND
Class A (SSCLX)
Class I (SSCNX)
Class K (SSCQX)

STATE STREET TARGET RETIREMENT 2045 FUND
Class A (SSCUX)
Class I (SSDDX)
Class K (SSDEX)

STATE STREET TARGET RETIREMENT 2050 FUND
Class A (SSDFX)
Class I (SSDJX)
Class K (SSDLX)

STATE STREET TARGET RETIREMENT 2055 FUND
Class A (SSDMX)
Class I (SSDOX)
Class K (SSDQX)

STATE STREET TARGET RETIREMENT 2060 FUND
Class A (SSDTX)
Class I (SSDWX)
Class K (SSDYX)

STATE STREET TARGET RETIREMENT FUND
Class A (SSFLX)
Class I (SSFNX)
Class K (SSFOX)

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Class A (SSUEX)
Class I (SSLEX)
Class K (SSKEX)

STATE STREET SMALL/MID CAP EQUITY INDEX FUND
Class A (SSMJX)
Class I (SSMLX)
Class K (SSMKX)

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Class A (SSHEX)
Class I (SSHNX)
Class K (SSHQX)

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Class A (SSIHX)
Class I (SSIKX)
Class K (SSIWX)

STATE STREET DISCIPLINED GLOBAL EQUITY FUND
Class A (SSGGX)
Class I (SSGMX)
Class K (SSGKX)

STATE STREET DISCIPLINED U.S. EQUITY FUND
Class A (SSJAX)
Class I (SSJIX)
Class K (SSJKX)

STATE STREET DISCIPLINED INTERNATIONAL EQUITY FUND
Class A (SSZAX)
Class I (SSZIX)
Class K (SSZKX)

STATE STREET GLOBAL VALUE SPOTLIGHT FUND
Class A ( )
Class I ( )
Class K (SIAKX)

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Class A ( )
Class I ( )
Class K (SIVSX)

STATE STREET EUROPEAN VALUE SPOTLIGHT FUND
Class A ( )
Class I ( )
Class K (SIBKX)

STATE STREET ASIA PACIFIC VALUE SPOTLIGHT FUND
Class A ( )
Class I ( )
Class K (SIDKX)

STATE STREET U.S. VALUE SPOTLIGHT FUND
Class A ( )
Class I ( )
Class K (SIEKX)

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED MAY 18, 2018 TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED APRIL 30, 2018

Fund	Ticker
STATE STREET EQUITY 500 INDEX II PORTFOLIO	SSEYX
STATE STREET AGGREGATE BOND INDEX PORTFOLIO	SSAFX
STATE STREET GLOBAL EQUITY EX-U.S. INDEX PORTFOLIO	SSGVX
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO	SSMHX
STATE STREET CASH RESERVES PORTFOLIO	MMWXX
STATE STREET CONSERVATIVE INCOME PORTFOLIO	SSKMX
STATE STREET ULTRA SHORT TERM BOND PORTFOLIO	SSTEX

Effective immediately, the SAI is supplemented as follows:

The following paragraph is added to page 22 of the SAI under the heading “ADDITIONAL INVESTMENTS AND RISKS”:

Special Risk Considerations of Investing in China.

Certain Portfolios may invest in securities of Chinese issuers. Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers, (vii) potentially higher rates of inflation, (viii) the unavailability of consistently-reliable economic data, (ix) the relatively small size and absence of operating history of many Chinese companies, (x) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, (xi) greater political, economic, social, legal and tax-related uncertainty, (xii) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xiii) higher dependence on exports and international trade, (xiv) the risk of increased trade tariffs, embargoes and other trade limitations, (xv) restrictions on foreign ownership, and (xvi) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSIITPORTCHINASUPP